Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2026
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying unaudited interim condensed consolidated balance sheet are analyzed as follows:

June 30, 2026
Cost:
Beginning balance	651,545
- Additions	1,379
- Disposals	(40,037)
- Disposal as sales type lease	(34,554)
Ending balance	578,333

Accumulated depreciation:
Beginning balance	(145,003)
- Depreciation for the period	(14,869)
- Disposals	16,633
- Disposal as sales type lease	8,122
Ending balance	(135,117)

Net book value	443,216